Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
November 30, 2024
CPR-NPRT3-0125
1.810692.120
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	2,360	4,685,001
CANADA - 1.8%
Consumer Discretionary - 1.8%
Automobile Components - 0.5%
Magna International Inc (United States)	59,420	2,682,219
Hotels, Restaurants & Leisure - 0.8%
Restaurant Brands International Inc	64,300	4,479,024
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	86,400	2,896,148
TOTAL CANADA		10,057,391
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,033	1,274,466
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (a)	23,893	1,393,679
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
JD Sports Fashion PLC	1,586,100	2,054,561
UNITED STATES - 95.8%
Consumer Discretionary - 94.4%
Automobile Components - 2.2%
Aptiv PLC (a)	174,840	9,708,865
LCI Industries	19,600	2,367,876
		12,076,741
Automobiles - 15.7%
General Motors Co	150,590	8,371,298
Tesla Inc (a)	223,166	77,027,977
		85,399,275
Broadline Retail - 24.5%
Amazon.com Inc (a)	607,015	126,192,349
Etsy Inc (a)	54,300	2,978,898
Ollie's Bargain Outlet Holdings Inc (a)	37,032	3,664,316
		132,835,563
Hotels, Restaurants & Leisure - 18.1%
Aramark	57,134	2,324,782
Booking Holdings Inc	2,522	13,119,394
Caesars Entertainment Inc (a)	67,058	2,581,062
Chipotle Mexican Grill Inc (a)	146,850	9,034,212
Churchill Downs Inc	33,112	4,705,546
Domino's Pizza Inc	21,194	10,092,371
Hilton Worldwide Holdings Inc	57,461	14,562,916
Marriott International Inc/MD Class A1	37,479	10,834,804
McDonald's Corp	43,445	12,860,154
Penn Entertainment Inc (a)	120,974	2,611,829
Red Rock Resorts Inc Class A	80,740	4,044,267
Royal Caribbean Cruises Ltd	27,430	6,694,566
Starbucks Corp	53,350	5,466,241
		98,932,144
Household Durables - 4.9%
KB Home	42,130	3,485,835
PulteGroup Inc	51,350	6,946,115
Tempur Sealy International Inc	181,457	10,157,963
TopBuild Corp (a)	16,290	6,363,526
		26,953,439
Specialty Retail - 22.9%
Academy Sports & Outdoors Inc	99,775	4,913,919
Advance Auto Parts Inc	14,500	599,574
Dick's Sporting Goods Inc	53,807	11,150,963
Floor & Decor Holdings Inc Class A (a)	66,787	7,494,169
Group 1 Automotive Inc	12,260	5,220,308
Home Depot Inc/The	62,631	26,876,841
Lowe's Cos Inc	89,591	24,407,276
O'Reilly Automotive Inc (a)	2,505	3,114,266
Ross Stores Inc	66,580	10,311,245
Sally Beauty Holdings Inc (a)	158,149	2,203,016
TJX Cos Inc/The	117,917	14,820,988
Ulta Beauty Inc (a)	9,250	3,576,420
Wayfair Inc Class A (a)	17,631	815,257
Williams-Sonoma Inc	55,130	9,483,463
		124,987,705
Textiles, Apparel & Luxury Goods - 6.1%
Capri Holdings Ltd (a)	65,600	1,535,696
Deckers Outdoor Corp (a)	42,462	8,320,854
Lululemon Athletica Inc (a)	8,350	2,677,511
NIKE Inc Class B	90,122	7,098,910
PVH Corp	44,608	4,834,169
Skechers USA Inc Class A (a)	22,400	1,429,568
Tapestry Inc (b)	95,258	5,932,668
VF Corp	71,440	1,445,231
		33,274,607
TOTAL CONSUMER DISCRETIONARY		514,459,474

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (a)	25,260	1,800,280
Performance Food Group Co (a)	15,098	1,332,248
		3,132,528
Industrials - 0.8%
Building Products - 0.8%
AZEK Co Inc/The Class A (a)	87,066	4,624,946
TOTAL UNITED STATES		522,216,948
TOTAL COMMON STOCKS (Cost $258,693,699)		541,682,046

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	7,268,941	7,270,395
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	5,873,877	5,874,464
TOTAL MONEY MARKET FUNDS (Cost $13,144,859)			13,144,859

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $271,838,558)	554,826,905
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(9,473,125)
NET ASSETS - 100.0%	545,353,780

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	626,349	62,866,075	56,222,393	53,727	364	-	7,270,395	0.0%
Fidelity Securities Lending Cash Central Fund	12,432,064	135,980,982	142,538,582	7,737	-	-	5,874,464	0.0%
Total	13,058,413	198,847,057	198,760,975	61,464	364	-	13,144,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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